Supplemental Guarantor/Non-Guarantor Financial Information	12 Months Ended
Dec. 02, 2012
Supplemental Guarantor/Non-Guarantor Financial Information
Supplemental Guarantor/Non-Guarantor Financial Information

Note 29: Supplemental Guarantor/Non-Guarantor Financial Information

        As discussed in Note 26, the Company completed the closing under its Merger Agreement with Tempur-Pedic on March 18, 2013. On December 19, 2012, Tempur-Pedic International issued $375.0 million aggregate principal amount of 6.875% senior notes due 2020 (the "Tempur-Pedic Senior Notes"). The Tempur-Pedic Senior Notes are general unsecured senior obligations of Tempur-Pedic International (the "Issuer") and are guaranteed on a senior unsecured basis by all of the Issuer's current and future domestic subsidiaries. As a result of the completed Merger, the Company became a 100% owned subsidiary of the Issuer and each of its current and future domestic subsidiaries became or will become guarantors of the Tempur-Pedic Senior Notes. The following supplemental condensed consolidating financial statements present the condensed consolidating balance sheet as of December 2, 2012, and the related condensed consolidating statements of operations and cash flows for the fiscal year ended December 2, 2012 for the Company's combined guarantor and combined non-guarantor subsidiaries under the provisions of the indenture governing the Tempur-Pedic Senior Notes. Such financial statements include investments in subsidiaries accounted for using the equity method and elimination entries necessary to consolidate the combined guarantor and non-guarantor subsidiaries.

SEALY CORPORATION

Supplemental Condensed Consolidating Balance Sheets

December 2, 2012

(in thousands)

	Combined Guarantor Subsidiaries	Combined Non- Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash and equivalents	$42,783	$85,371	$—	$128,154
Accounts receivable, net	83,088	69,531	—	152,619
Inventories	57,305	15,218	(159)	72,364
Other current assets and deferred income taxes	48,787	4,150	—	52,937

Total current assets	231,963	174,270	(159)	406,074
Property, plant and equipment, at cost	385,031	38,975	—	424,006
Less accumulated depreciation	(237,310)	(22,673)	—	(259,983)

	147,721	16,302	—	164,023
Other assets:
Goodwill	326,683	36,546	—	363,229
Intangible assets, net	—	14,710	—	14,710
Net investment in subsidiaries	41,002	—	(41,002)	—
Due from (to) affiliates	145,425	—	(145,425)	—
Debt issuance costs, net and other assets	37,463	19,846	—	57,309

	550,573	71,102	(186,427)	435,248

Total assets	$930,257	$261,674	$(186,586)	$1,005,345

Liabilities and Stockholders' (Deficit) Equity
Current liabilities:
Current portion—long-term obligations	$1,483	$2,562	$—	$4,045
Accounts payable	69,942	30,854	—	100,796
Accrued customer incentives and advertising	24,421	10,243	—	34,664
Accrued compensation	28,302	4,763	—	33,065
Accrued interest	14,484	—	—	14,484
Other accrued liabilities	30,591	5,322	—	35,913
Deferred income tax liabilities	—	3,000	—	3,000

Total current liabilities	169,223	56,744	—	225,967
Long-term obligations	765,479	42	—	765,521
Investments in subsidiaries		—	—	—
Due to affiliates	—	145,584	(145,584)	—
Other liabilities	53,075	7,174	—	60,249
Deferred income tax liabilities	—	93	—	93
Redeemable noncontrolling interest	—	11,035	—	11,035
Stockholders' equity (deficit)	(57,520)	41,002	(41,002)	(57,520)

Total liabilities and stockholders' equity (deficit)	$930,257	$261,674	$(186,586)	$1,005,345

SEALY CORPORATION

Supplemental Condensed Consolidating Statements of Operations

Year Ended December 2, 2012

(in thousands)

	Combined Guarantor Subsidiaries	Combined Non- Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$1,052,587	$308,174	$(12,891)	$1,347,870
Cost and expenses:
Cost of goods sold	636,718	184,535	(12,890)	808,363
Selling, general and administrative	368,095	86,950	—	455,045
Asset impairment loss	827	—	—	827
Amortization expense	289	389	—	678
Restructuring expenses and asset impairment	2,421	—	—	2,421
Royalty (income) expense, net	(20,070)	—	—	(20,070)

Income from operations	64,307	36,300	(1)	100,606
Interest expense	87,769	1,536	—	89,305
Refinancing and extinguishment of debt	3,748	—	—	3,748
Other (income) expense, net	32	(637)	—	(605)
Loss (income) from equity investees	—	—	—	—
Loss (income) from non- guarantor equity investees	(24,258)	—	24,258	—
Capital charge and intercompany interest allocation	(2,477)	2,477	—	—

Income (loss) before income taxes	(507)	32,924	(24,259)	8,158
Income tax provision (benefit)	(518)	13,066	—	12,548
Equity in earnings of unconsolidated affiliates	—	5,175	—	5,175

Income (loss) from continuing operations	11	25,033	(24,259)	785
Loss from discontinued operations	—	(1,962)	—	(1,962)
Net income (loss)	11	23,071	(24,259)	(1,177)

Net loss attributable to noncontrolling interests	—	1,187	—	1,187

Net income (loss) attributable to common shareholders	$11	$24,258	$(24,259)	$10

SEALY CORPORATION

Supplemental Condensed Consolidating Statements of Cash Flows

Year Ended December 2, 2012

(in thousands)

	Combined Guarantor Subsidiaries	Combined Non- Guarantor Subsidiaries	Eliminations	Consolidated
Net cash provided by (used in) operating activities	$54,424	$27,684	$—	$82,108

Investing activities:
Purchase of property, plant and equipment	(12,446)	(3,468)	—	(15,914)
Proceeds from the sale of property, plant, and equipment	2,147	236	—	2,383
Acquisition of Comfort Revolution	—	159	—	159
Advances to Comfort Revolution	(7,833)	—	—	(7,833)
Net activity in investment in and advances from (to) subsidiaries and affiliates	(13,285)	13,285	—	—

Net cash provided by (used in) investing activities	(31,417)	10,212	—	(21,205)
Financing activities:
Equity received upon exercise of stock including related excess tax benefits	104	—	—	104
Repurchase of common stock	(3,059)	—	—	(3,059)
Proceeds from issuance of long term obligations	—	5,236	—	5,236
Repayments of long-term obligations	(1,259)	(10,187)	—	(11,446)
Repayment of senior secured notes	(36,050)	—	—	(36,050)
Borrowings under revolving credit facilities	29,000	—	—	29,000
Repayments of revolving credit facilities	(29,000)	—	—	(29,000)
Debt issuance costs	(908)	—	—	(908)
Other	—	—	—	—

Net cash provided by (used in) financing activities	(41,172)	(4,951)	—	(46,123)

Effect of exchange rate changes on cash	—	5,399	—	5,399

Change in cash and equivalents	(18,615)	38,344	—	20,179
Cash and equivalents:
Beginning of period	60,948	47,027	—	107,975

End of period	$42,783	$85,371	$—	$128,154